Taxes - Schedule of Taxes (Recoverable) Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes (Recoverable) Payable [Abstract]
VAT taxes recoverable	$ (1,855)	$ (1,807)
Corporate income tax recoverable	95	90
Other taxes payable	71	63
Total	$ (1,689)	$ (1,654)